Income Taxes	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3 – INCOME TAXES

As of May 31, 2014, the Company had a net operating loss carry forward of $22,689 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of May 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$9,076

Gross deferred tax asset	9,076
Valuation allowance	(9,076)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTE 4 – INCOME TAXES

As of September 30, 2014, the Company had a net operating loss carry forward of $44,492 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of September 30, 2014
Deferred tax assets:
Net operating tax carry-forwards	$44,492

Gross deferred tax asset	44,492
Valuation allowance	(44,492)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.